Shareholder Report, Average Annual Return (Details) 190148_Angel Oak UltraShort Income Fund_Class A_TSR SemiAnnual {Class A}	6 Months Ended	12 Months Ended	60 Months Ended	99 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		4.42%	3.38%	3.00%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)	1.87%
Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent		3.86%	3.12%	2.64%
Bloomberg Short Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		4.00%	3.51%	2.81%